Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of
Trustees
Hamilton Lane Venture Capital and
Growth Fund:
In planning and performing our audit of
the consolidated financial statements of
Hamilton Lane Venture Capital and
Growth Fund and subsidiaries (the
Fund) as of and for the year ended
March 31, 2026, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Fund's internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the consolidated financial
statements and to comply with the
requirements of Form N-CEN, but not
for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over financial
reporting. Accordingly, we express no
such opinion.
Management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this
responsibility, estimates and judgments
by management are required to assess
the expected benefits and related costs
of controls. A company's internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with
U.S. generally accepted accounting
principles. A company's internal control
over financial reporting includes those
policies and procedures that (1) pertain
to the maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the company; (2)
provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with U.S.
generally accepted accounting
principles, and that receipts and
expenditures of the company are being
made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized acquisition,
use, or disposition of the company's
assets that could have a material effect
on the financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility
that a material misstatement of the
company's annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for
the limited purpose described in the
first paragraph and would not
necessarily disclose all deficiencies in
internal control that might be material
weaknesses under standards
established by the PCAOB. However,
we noted no deficiencies in the Fund's
internal control over financial reporting
and its operation, including controls
over safeguarding securities, that we
consider to be a material weakness as
defined above as of March 31, 2026.
This report is intended solely for the
information and use of the
management and the Board of
Trustees of Hamilton Lane Venture
Capital and Growth Fund and the
Securities and Exchange Commission
and is not intended to be and should
not be used by anyone other than
these specified parties.
/s/KPMG LLP
Philadelphia, Pennsylvania
May 29, 2026